Content Assets, Net - Schedule of Content Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	$ 9,341,200	$ 5,462,700
Less: accumulated amortization	(7,770,600)	(3,892,900)
Less: accumulated impairment	(3,000)	(3,000)
Total	1,567,600	1,566,800
Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	1,006,900	894,000
Less: accumulated amortization	(857,100)	(710,200)
Total	149,800	183,800
Produced contents in development and production [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	238,000	321,600
Produced contents released [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	5,971,500	3,449,400
Copyrights [Member] | Current Content Assets [Member]
Schedule of Content Assets [Line Items]
Total, Gross	3,131,700	1,691,700
Copyrights [Member] | Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	425,900	313,000
Produced contents [Member] | Content Assets Non Current [Member]
Schedule of Content Assets [Line Items]
Total, Gross	$ 581,000	$ 581,000